Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term borrowings
Total short-term borrowings	¥ 7,000	$ 1,098
Amount of drew down			¥ 3,000